Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 209,829	¥ 186,052
Prior service credit	(92,527)	(105,327)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	117,302	80,725
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	69,287	50,344
Prior service credit	(57)	(118)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 69,230	¥ 50,226